Pledged assets and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Pledged assets and contingent liabilities
Schedule of pledged assets and contingent liabilities

Skr mn	June 30, 2020	December 31, 2019
Collateral provided
Cash collateral under the security agreements for derivative contracts	20,524	16,891

Contingent liabilities[1]
Guarantee commitments	3,956	4,393

Commitments[1]
Committed undisbursed loans	60,116	52,150
Binding offers	6,287	2,800
1	For expected credit losses in guarantee commitments, committed undisbursed loans and binding offers, see Note 4.